Note 4 - Fair Value	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
4 .	Fair Value

Platinum ha
s the right to convert into common stock all or any portion of the unpaid principal or unpaid interest accrued on all draws under the Platinum credit facility, under certain circumstances. The Platinum embedded option to convert such debt into common stock is recorded at fair value on the consolidated balance sheets and deemed to be a derivative instrument as the amount of shares to be issued upon conversion is indeterminable. The estimated fair value of the conversion option of the Platinum Note is approximately
$153,000
and
$3.0
million at
December
31,
2016
and
2015,
respectively. See Note
13.

MT issued warrants to purchase MT Common Stock with certain characteristics including a net settlement provision that require the warrants to be accounted for as a derivative liability at fair value on the consolidated balance sheets. The estimated fair value of the MT warrants is
$63,000
at
both
December 31, 2016
and
2015,
and will continue to be measured on a recurring basis. See Notes
1
(m) and
10.

The following tables set forth, by level, financial liabilities measured at fair value on a recurring basis:

Liabilities Measured at Fair Value on a Recurring Basis as of December 31, 2016
	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs (a)(b)	Balance as of December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2016
Platinum conversion option	$—	$—	$153,357	$153,357
Liability related to MT warrants	—	—	63,000	63,000

Liabilities Measured at Fair Value on a Recurring Basis as of December 31, 2015
	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs (a)(b)	Balance as of December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2015
Platinum conversion option	$—	$—	$3,011,880	$3,011,880
Liability related to MT warrants	—	—	63,000	63,000

a.
Valuation Processes-Level
3
Measurements:
The Company utilizes
third
-party valuation services that use complex models such as Monte Carlo simulation to estimate the value of our financial liabilities. Each reporting period, the Company provides significant unobservable inputs to the third
-party valuation experts based on current internal estimates and forecasts.

The assumptions used in the Monte Carlo simulation as of December 31, 2016 and 2015 are summarized in the following table:

	2016	2015
Estimated volatility	76%	58%
Expected term (in years)	4.75	5.75
Debt rate	8.125%	14.125%
Beginning stock price	$0.64	$1.33

In addition,
as of
December 31, 2016
the Company estimated a
95%
chance that the majority of the Platinum debt would be repaid in connection with the closing of the Asset Sale to Cardinal Health
414
during the
first
quarter of
2017.

b.
Sensitivity Analysis-Level
3
Measurements:
Changes in the Company’s current internal estimates and forecasts are likely to cause material changes in the fair value of the Platinum conversion option. The significant unobservable inputs used in the fair value measurement of the conversion option include the amount and timing of future draws expected to be taken under the Platinum Loan Agreement based on current internal forecasts, management’s estimate of the likelihood of actually making those draws as opposed to obtaining other sources of financing, and management’s estimate of the likelihood of paying off the debt prior to maturity. Significant increases (decreases) in any of the significant unobservable inputs would result in a higher (lower) fair value measurement. A change in one
of the inputs would
not
necessarily result in a directionally similar change in the others.

There were
no
Level
1
or Level
2
liabilities outstanding at any time during the years ended
December 31, 2016
and
2015.
There were
no
transfers in or out of our Level
1
or Level
2
liabilities during the years ended
December 31, 2016
and
2015.
Changes in the estimated fair value of our Level
3
liabilities relating to unrealized gains (losses) are recorded as changes in fair value of financial instruments in the consolidated statements of operations. The change in the estimated fair value of our Level
3
liabilities during the years ended
December 31, 2016,
2015
and
2014
was a decrease of
$2.9
million and increases of
$615,000
and
$1.3
million, respectively.